Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial instruments
Summary of Financial Assets

The Company holds the following financial instruments:

Financial assets	Assets at FVPL	Assets at amortized cost	Total
December 31, 2019
Cash and cash equivalents	48,900	—	48,900
Financial investments	498,584	80,910	579,494
Trade receivables	—	329,428	329,428
Financial instruments from acquisition of interests	35,946	—	35,946
Related parties	—	16,111	16,111
Other assets	—	4,109	4,109
	583,430	430,558	1,013,988

	Assets at FVPL	Assets at amortized cost	Total
December 31, 2018
Cash and cash equivalents	12,301	—	12,301
Financial investments	2,370	808,789	811,159
Trade receivables	—	136,611	136,611
Financial instruments from acquisition of interests	26,630	—	26,630
Related parties	—	1,226	1,226
	41,301	946,626	987,927

Summary of Financial Liabilities

		Liabilities at
Financial liabilities	Liabilities at FVPL	amortized cost	Total
December 31, 2019
Trade payables	—	34,521	34,521
Financial instruments from acquisition of interests	33,940	—	33,940
Accounts payable to selling shareholders	328,668	887,564	1,216,232
Leases liabilities	—	25,857	25,857
Loans and financing	—	98,561	98,561
	362,608	1,046,503	1,409,111
December 31, 2018
Trade payables	—	14,845	14,845
Financial instruments from acquisition of interests	25,097	—	25,097
Accounts payable to selling shareholders	—	181,381	181,381
	25,097	196,226	221,323

Summary of Financial Assets and Liabilities Recognized at Fair Value

Assets and liabilities are measured and recognized at fair value as follows:

	Hierarchy	2019	2018
Financial assets
Cash and cash equivalents	Level 2	48,900	12,301
Financial investments	Level 2	498,584	2,370
Derivative financial instruments	Level 3	35,946	26,630

Financial liabilities
Derivative financial instruments	Level 3	33,940	25,097
Accounts payable to selling shareholders	Level 3	328,668	—

Summary of Fair Value Measurements using significant unobservable inputs (level 3)

The following table presents the changes in level 3 items for the years ended December 31, 2019, 2018 and 2017.

	Financial instruments	Financial instruments
	from acquisition of	from acquisition of	Accounts payable to
Recurring fair value measurements	interests (assets)	interests (liabilities)	selling shareholders
Balance as of December 31, 2016	20,610	(30,076)	—
Acquisitions	—	(364)	(30,144)
Disposals	(4,542)	19,852	—
Interest expense	—	—	(6,486)
Deferred revenue in Escola de Aplicação São José dos Campos	—	51	—
Losses recognized in statement of income	(3,557)	(3,100)	—
Balance as of December 31, 2017	12,511	(13,637)	(36,630)
Payment of capital increase in Geekie	—	2,000	—
Changes in accounts payable to selling shareholders	—	—	(129,430)
Interest expense	—	—	(8,350)
Deferred revenue in Escola de Aplicação São José dos Campos	—	50	—
Gains (losses) recognized in statement of income (loss)	14,119	(13,510)	—
Balance as of December 31, 2018	26,630	(25,097)	(174,410)
Acquisition of Nave à Vela	—	—	(58,194)
Payment of acquisition of Nave à Vela	—	—	21,098
Changes in accounts payable to selling shareholders	—	—	(89,403)
Interest expense	—	—	(35,127)
Deferred revenue in Escola de Aplicação São José dos Campos Ltda.	—	54	—
Fair value held in step acquisitions	—	—	7,368
Gains (loss) recognized in statement of income	9,316	(8,897)	—
Balance as of December 31, 2019	35,946	(33,940)	(328,668)